Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Payables and Accruals [Abstract]
Vacation and paid time off	$ 283	$ 345	$ 278
Professional fees and consulting costs	218	150	325
Accrued interest	84	11
Lease liability	73	95
Payroll and employee expenses	47	50	75
Legal fees	81	108	100
Other	112	69	276
Hardware in transit			26
Total	$ 898	$ 828	$ 1,080